RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related parties comprise the Group’s significant shareholders (beneficial owners of more than 5% of any class of the Group’s voting securities), directors and executive officers, and immediate family members of the foregoing persons. Related party transactions are approved by the Group’s Audit Committee or board of directors in accordance with the Group’s Related Party Transactions Policy.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including directors. Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Year Ended December 31,
	2022	2021	2020
Remuneration to key management and executive directors	4,699	3,897	1,379
Non-executive directors’ fees	958	401	246
	5,657	4,298	1,625
The emoluments paid to the Directors(executive and non-executive) during the years ended December 31, 2022, 2021 and 2020 amounted to $2,006, $1,202 and $834, respectively.
The following transactions were carried out with related parties:

	Year Ended December 31,
	2022	2021	2020
Expenses
Remuneration paid as consultancy fees	1,780	1,874	874
Share option charges	2,278	1,345	—
Salaries and wages	1,599	1,079	751
Other expenses	8	20	16
	5,665	4,318	1,641
As at December 31, 2022 and 2021, the balance outstanding to key management and non-executive directors was $1,399 and $584, respectively and is included within accruals.
As at December 31, 2022 and 2021 the following stock options and warrants were held by related parties:

	2022	2021
Key management, executive directors and non-executive directors	4,662,930	6,216,514
In 2021 the Company granted 4,056,770 share options under the Founders' Award (Note 13).

In 2022 the Company granted 400,000 share options to a key executive (Note 13).
In 2022 the Company granted 156,214 share options and 32,942 restricted shares to non-executive directors (Note 10, 13 and 14).